Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details)	12 Months Ended
Dec. 31, 2015 $ / bbl $ / MMBTU
Oil [Member] | Before Price Differentials [Member]
Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) [Line Items]
Average Sales Prices	50.28
Oil [Member] | Including Effect of Price Differential Adjustments [Member]
Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) [Line Items]
Average Sales Prices	41.74
Natural Gas [Member] | Before Price Differentials [Member]
Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) [Line Items]
Average Sales Prices | $ / MMBTU	2.59
Natural Gas [Member] | Including Effect of Price Differential Adjustments [Member]
Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) [Line Items]
Average Sales Prices | $ / MMBTU	1.46
Natural Gas Liquids [Member] | Before Price Differentials [Member]
Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) [Line Items]
Average Sales Prices	15.74
Natural Gas Liquids [Member] | Including Effect of Price Differential Adjustments [Member]
Supplementary Information on Oil, Natural Gas and Natural Gas Liquid Reserves (Unaudited) (Details) [Line Items]
Average Sales Prices	9.77